Note 9 - Convertible Notes Payable and Credit Facility (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]
	December 31, 2014	December 31, 2013
Convertible notes payable	$520,000	$650,000
Convertible notes payable issued for financial advisory services	10,000	60,000
Less: Derivative liability	(93,376)	(243,889)
Less: Relative fair value of warrants	(170,767)	(53,623)
Accreted interest	79,358	21,889
Accrued interest	28,284	7,707
Convertible notes payable, net	373,499	442,084
Less current portion	(30,000)	(60,000)
	$343,499	$382,084